Basis of Presentation (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidation
The Company’s condensed consolidated financial statements include its wholly-owned subsidiaries of Advanced Disposal Services South, Inc. and HW Star Holdings Corp. and their respective subsidiaries.
All intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation
The Company’s consolidated financial statements include its wholly-owned subsidiaries of Advanced Disposal Services South, Inc. and HWStar Holdings Corp. and their respective subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates and assumptions
In conformity with accounting principles generally accepted in the United States of America, the Company uses estimates and assumptions that affect the amounts reported in these condensed consolidated financial statements and accompanying notes. The Company must make these estimates and assumptions because certain information that it uses is dependent on future events, cannot be calculated with a high degree of precision from data available or simply cannot be readily calculated based on generally accepted methodologies. In preparing the Company's financial statements, the more subjective areas that deal with the greatest amount of uncertainty relate to: accounting for long-lived assets, including recoverability; landfill development costs, final capping, closure and post-closure costs; valuation allowances for accounts receivable and deferred tax assets; liabilities for potential litigation; claims and assessments; liabilities for environmental remediation; stock compensation; accounting for goodwill and intangible asset impairments; deferred taxes; uncertain tax positions; self-insurance reserves; and estimates of the fair values of assets acquired and liabilities assumed in any acquisition. Actual results could differ materially from the estimates and assumptions that the Company uses in preparation of its financial statements.

Use of Estimates
In preparing its financial statements that conform with accounting principles generally accepted in the United States of America, the Company uses estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. The Company must make these estimates and assumptions because certain information is dependent on future events, cannot be calculated with a high degree of precision from data available or simply cannot be readily calculated based on generally accepted methodologies. In preparing its financial statements, the more subjective areas that deal with the greatest amount of uncertainty relate to accounting for long-lived assets, including recoverability, landfill development costs, and final capping, closure and post-closure costs, valuation allowances for accounts receivable and deferred tax assets, liabilities for potential litigation, claims and assessments, liabilities for environmental remediation, stock compensation, accounting for goodwill and intangible asset impairments, deferred taxes, uncertain tax positions, self-insurance reserves, and estimates of the fair values of assets acquired and liabilities assumed in any acquisition. Each of these items is discussed in more detail elsewhere in these Notes to the Consolidated Financial Statements. The Company's actual results may differ significantly from our estimates.

Recently Issued Accounting Standards
Recently Issued Accounting Standards
In March 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2016-09, Compensation - Stock Compensation (Topic 718), which simplifies the accounting for employee stock-based payment transactions, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. The standard is effective for fiscal years beginning after December 31, 2016, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the timing of the adoption and the potential impact this guidance may have on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, which will require lessees to recognize most leases on their balance sheets as a right-of-use asset with a corresponding lease liability, and lessors to recognize a net lease investment. Additional qualitative and quantitative disclosures will also be required to increase transparency and comparability among organizations. This standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption of the standard is permitted, however; the Company does not expect to early adopt the ASU. Lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented. While the Company is still assessing the impact of this standard, it does not believe this standard will have a material impact on the Company's financial condition, results of operations or liquidity.
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which supersedes previous revenue recognition guidance. The new standard requires that a company recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration the company expects to receive in exchange for those goods or services. Companies will need to use more judgment and estimates than under the guidance currently in effect, including estimating the amount of variable revenue to recognize over each identified performance obligation. Additional disclosures will be required to help users of financial statements understand the nature, amount and timing of revenue and cash flows arising from contracts. In July 2015, the FASB approved a one-year deferral of the effective date. This standard will now become effective for the Company beginning with the first quarter 2018 and can be adopted either retrospectively to each prior reporting period presented or as a cumulative effect adjustment as of the date of adoption. The Company is currently evaluating the impact of adopting this new guidance on the consolidated financial statements and has not selected a transition method.

New Accounting Standards
In November 2015, the Financial Accounting Standards Board (“FASB”) issued ASU 2015-17 Income Taxes (Topic 740), Balance Sheet Classification of Deferred Taxes, requiring all deferred tax assets and liabilities, and any related valuation allowance, to be classified as non-current on the balance sheet. The classification change for all deferred taxes as non-current simplifies entities’ processes as it eliminates the need to separately identify the net current and net non-current deferred tax asset or liability in each jurisdiction and allocate valuation allowances. For a public entity, the amendments in this update are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is permitted for financial statements not previously issued. The Company elected to prospectively adopt the accounting standard in the beginning of the fourth quarter of fiscal 2015. Prior periods in the Consolidated Financial Statements were not retrospectively adjusted.
In August 2015, the FASB issued ASU No. 2015-15, "Interest - Imputation of Interest (Sub-Topic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements". Given the absence of authoritative guidance within ASU 2015-03 for debt issuance costs related to line-of-credit arrangements, the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. As with ASU No. 2015-03, for a public entity, the amendments in this Update are effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. Early application is permitted for financial statements that have not been previously issued. The standard should be adopted retrospectively to each prior reporting period presented and adjusted to reflect the period-specific effects of applying the new guidance. The Company elected to adopt the accounting standard in the beginning of the fourth quarter of fiscal 2015. Prior periods in the Consolidated Financial Statements were not impacted by the adoption of this standard.
In April 2015, the FASB issued ASU 2015-03, Interest - Imputation of Interest, which changes the financial statement presentation of debt issuance costs to be a direct reduction to long-term debt, rather than presented as a long-term asset. The amortization of debt issuance costs will continue to be included in interest expense. This standard is effective for annual reporting periods beginning after December 15, 2015 with early adoption permitted. The Company elected to adopt the accounting standard in the beginning of the fourth quarter of fiscal 2015. Prior periods in the Consolidated Financial Statements have been retrospectively adjusted.
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which supersedes previous revenue recognition guidance. The new standard requires that a company recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration the company expects to receive in exchange for those goods or services. Companies will need to use more judgment and estimates than under the guidance currently in effect, including estimating the amount of variable revenue to recognize over each identified performance obligation. Additional disclosures will be required to help users of financial statements understand the nature, amount and timing of revenue and cash flows arising from contracts. In July 2015, the FASB approved a one-year deferral of the effective date. This standard will now become effective for the Company beginning with the first quarter 2018 and can be adopted either retrospectively to each prior reporting period presented or as a cumulative effect adjustment as of the date of adoption. The Company is currently evaluating the impact of adopting this new guidance on the consolidated financial statements.